NATURE OF BUSINESS AND BASIS OF PRESENTATION - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Feb. 28, 2021	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 30, 2020
Accumulated deficit			$ 32,400
Proceeds from issuance of convertible notes			45,000	$ 500
Cash			47,773	17,139
Net loss		$ (124)	(8,389)	(14,376)
Accumulated deficit			$ (22,418)	$ (14,271)
Subsequent Event [Member]
Proceeds from issuance of convertible notes	$ 45,000
Hyzon Europe [Member]
Ownership interest					50.50%
Holthausen
Ownership interest					49.50%
Noncontrolling interest					49.50%